Supplement (Vanguard High-Yield Corporate Fund)	12 Months Ended
Jan. 31, 2011
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Fixed Income Securities Funds
Central Index Key	dei_EntityCentralIndexKey	0000106444
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2012
Vanguard High-Yield Corporate Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2011
Vanguard High-Yield Corporate Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2011
Vanguard High-Yield Corporate Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2011